Share-based payments (Details 1)		12 Months Ended
		Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options and RSU’s Outstanding at January 1 | Share		19,035,257	9,505,140
Number of options and RSU’s Granted during the year | Share		5,500,000	14,559,520
Number of options and RSU’s forfeited during the year | Share		3,390,640	194,673
Number of options and RSU’s Exercised during the year | Share	[1]	1,107,735	4,834,730
Number of options and RSU’s Outstanding at December 31 | Share		20,036,882	19,035,257
Number of options and RSU’s Exercisable at December 31 | Share		4,925,184	3,562,192
Weighted average exercise price outstanding at January 1 | $ / shares		$ 0.71	$ 0.84
Weighted average exercise price granted during the year | $ / shares		0.35	0.66
Weighted average exercise price forfeited during the year | $ / shares		1.17	0.52
Weighted average exercise price exercised during the year | $ / shares	[1]	0.04	0.82
Weighted average exercise price outstanding at December 31 | $ / shares		0.53	0.71
Weighted average exercise price Exercisable at December 31 | $ / shares		$ 1.67	$ 0.99

[1]	Partly executed through cashless mechanism